Provisions and Contingencies	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Provisions and Contingencies
26.
Provisions and Contingencies

PLDT’s Local Business and Franchise Tax Assessments

As at December 31, 2024, PLDT has no contested LGU assessments for franchise taxes based on gross receipts received or collected for services within its respective territorial jurisdiction.

Smart’s Local Business and Franchise Tax Assessments

Province of Cagayan

The Province of Cagayan, or the Province, issued a tax assessment against Smart in 2016 for alleged local franchise tax covering years 2011 to 2015. Smart appealed the assessment to the Regional Trial Court, or RTC, on the ground that Smart cannot be held liable for local franchise tax mainly because it has no sales office within the Province pursuant to Section 137 of the Local Government Code (Republic Act No. 7160). The RTC rendered its Decision on November 29, 2021 dismissing the appeal of Smart for lack of jurisdiction without prejudice. Subsequently, a motion for reconsideration was filed by the Province. On April 25, 2023, the RTC ruled in favor of the Province and denied Smart’s subsequent Motion for Reconsideration. On May 24, 2023, Smart filed its Petition for Review before the Court of Tax Appeals. On June 27, 2023, the Second Division of the CTA, in a resolution, ordered the Province to file their Comment to the Petition for Review filed by Smart. The same was complied with. On December 14, 2023, Smart filed its Memorandum requesting for favorable decision by stating all legal and factual bases. The case is pending as of the date of this report.

City of Makati

The City of Makati sent letters to Smart and SBI for alleged franchise tax liability, which Smart and SBI refuted through respective protest letters and judicial actions on the ground that Makati City is imposing tax on revenues outside its jurisdiction. After several court proceedings, on March 2, 2023, the City of Makati, Smart and SBI, mutually agreed to execute respective Compromise Agreements to abbreviate the long and protracted court cases. On March 17, 2023, the court approved the Compromise Agreement. Pursuant thereto, on March 28, 2023 and June 30, 2023, external counsels informed Smart and SBI, respectively, that the Courts approved Compromise Agreements, which eventually ended the cases. On

April 27, 2023, the City of Makati issued the Business Permits of Smart and SBI. For 2024, all Business Permits were issued by the City of Makati to Smart and SBI.

Digitel’s Local Government Unit, or LGU, Assessments

Digitel is discussing with various LGUs, as to the settlement of its local taxes.

DMPI vs. City of Trece Martires

DMPI petitioned in 2010 to declare void the City of Trece Martires' ordinance of imposing tower fee of Php150 thousand for each cell site every year. Application for the issuance of a preliminary injunction by DMPI is pending resolution as of the date of this report.

ACeS Philippines’ Withholding Tax Assessments

ACeS Philippines had a case filed with the Supreme Court (ACeS Philippines Satellite Corporation vs. Commissioner of Internal Revenue Supreme Court G.R. No. 226680) for alleged 2006 deficiency withholding tax. On July 23, 2014, the CTA Second Division affirmed the assessment of the Commissioner of Internal Revenue for deficiency basic withholding tax, surcharge plus deficiency interest, and delinquency interest amounting to Php87 million. On November 18, 2014, ACeS Philippines filed a Petition for Review with the CTA En Banc. On August 16, 2016, the CTA En Banc also affirmed the assessment with finality. On October 19, 2016, ACeS Philippines filed a petition before the Supreme Court assailing the decision of the CTA. On February 23, 2017 and March 15, 2017, respectively, the Company paid a compromise settlement amounting to Php27 million and filed a formal request for compromise of tax liabilities before the Bureau of Internal Revenue, or BIR, while the case is pending before the Supreme Court.

ACeS Philippines entered into an amicable settlement with the BIR on February 19, 2021 pursuant to the provisions of the Civil Code of the Philippines and paid an additional compromise settlement amounting to Php20 million. The Commissioner of Internal Revenue signed the judicial compromise agreement on April 18, 2021. The corresponding Certificate of Availment (Compromise Settlement) was issued by the BIR. The parties filed with the Supreme Court on July 21, 2022 a Joint Motion for Judgment based on Judicial Compromise Agreement. On January 31, 2023, ACeS Philippines received the Decision of the Supreme Court dated August 30, 2022 affirming the decision of the CTA En Banc. On February 15, 2023, ACeS Philippines filed its Motion for Reconsideration praying to consider the Joint Motion for Judgment based on Judicial

Compromise Agreement filed on July 21, 2022. In a Notice dated February 21, 2023, the Supreme Court required the BIR to comment on the Motion for Reconsideration (on the Decision dated August 30, 2022). The BIR filed its Comment dated March 13, 2023 submitting that the Judicial Compromise Agreement executed by and between the parties be considered and judgment be rendered based thereon.

In a Notice received on June 29, 2023, the Supreme Court issued a Resolution dated April 25, 2023 resolving to deny ACeS Philippines’ Motion for Reconsideration with finality. The corresponding Entry of Judgment was received on September 20, 2023. While the Supreme Court Decision and Resolution did not mention the Judicial Compromise Agreement, the BIR – National Evaluation Board previously approved ACeS Philippines’ application and payment for compromise settlement and issued the Certificate of Availment.

Arbitration with Eastern Telecommunications Philippines, Inc., or ETPI

Since 1990 up to the present, PLDT and ETPI have been engaged in legal proceedings involving a number of issues in connection with their business relationship. Among PLDT’s claims against ETPI are ETPI’s alleged uncompensated bypass of PLDT’s systems from July 1, 1998 to November 28, 2003; unpaid access charges from July 1, 1999 to November 28, 2003; and non-payment of applicable rates for Off-Net and On-Net traffic from January 1, 1999 to November 28, 2003 arising from ETPI’s unilateral reduction of its rates for the Philippines-Hong Kong traffic stream through Hong Kong REACH-ETPI circuits. ETPI’s claims against PLDT, on the other hand, involve an alleged Philippines-Hong Kong traffic shortfall for the period July 1, 1998 to November 28, 2003; unpaid share of revenues generated from PLDT’s activation of additional growth circuits in the Philippines-Singapore traffic stream for the period July 1, 1999 to November 28, 2003; under reporting of ETPI share of revenues under the terms of a Compromise Agreement for the period January 1, 1999 to November 28, 2003 (which ETPI is seeking to retroact to February 6, 1990); lost revenues arising from PLDT’s blocking of incoming traffic from Hong Kong from November 1, 2001 up to November 2003; and lost revenues arising from PLDT’s circuit migration from January 1, 2001 up to December 31, 2001.

While the parties have entered into Compromise Agreements in the past (one in February 1990 and another in March 1999), said agreements have not put to rest the issues between them. To avoid protracted litigation and to preserve their business relationship, PLDT and ETPI agreed to submit their differences and issues to voluntary arbitration. On April 16, 2008, PLDT and ETPI signed an Arbitration Settlement Agreement and submitted their respective Statement of Claims and Answers. Subsequent to such submissions, PLDT and ETPI agreed to suspend the arbitration proceedings. ETPI’s total claim against PLDT is about Php2.9 billion while PLDT’s total claim against ETPI is about Php2.8 billion.

In an agreement, PLDT and Globe have agreed that they shall cause ETPI, within a reasonable time after May 30, 2016, to dismiss Civil Case No. 17694 entitled Eastern Telecommunications Philippines, Inc. vs. Philippine Long Distance Telephone Company, and all related or incidental proceedings (including the voluntary arbitration between ETPI and PLDT), and PLDT, in turn, simultaneously, shall withdraw its counterclaims against ETPI in the same entitled case, all with prejudice. As of date of this report, there are no changes on the status of the case.

Department of Labor and Employment, or DOLE, Compliance Order, or Order, to PLDT

In a series of orders including a Compliance Order issued by the DOLE Regional Office on July 3, 2017, which was partly affirmed by DOLE Secretary Silvestre Bello, III, or DOLE Secretary, in his resolutions dated January 10, 2018 and April 24, 2018, the DOLE had previously ordered PLDT to regularize 7,344 workers from 38 of PLDT’s third party service contractors. PLDT questioned these “regularization orders” before the CA, which led to the July 31, 2018 Decision of the CA.

In sum, the CA: (i) granted PLDT’s prayer for an injunction against the regularization orders; (ii) set aside the regularization orders insofar as they declared that there was labor-only contracting of the following functions: (a) janitorial services, messengerial and clerical services; (b) information technology, or IT, firms and services; (c) IT support services, both hardware and software, and applications development; (d) back office support and office operations; (e) business process outsourcing or call centers; (f) sales; and (g) medical, dental engineering and other professional services; and (iii) remanded to the DOLE for further proceedings, the matters of: (a) determining which contractors, and which individuals deployed by these contractors, are performing installation, repair and maintenance, or IRM, of PLDT lines which individuals will be covered by the regularization orders because they are performing the core functions of PLDT; and (b) properly computing monetary awards for benefits such as unpaid overtime or 13th month pay, which in the regularization orders amounted to Php51.8 million.

The CA agreed with PLDT’s contention that the DOLE Secretary’s regularization order was “tainted with grave abuse of discretion” because it did not meet the “substantial evidence” standards set out by the Supreme Court in landmark jurisprudence. The Court also said that the DOLE’s appreciation of evidence leaned in favor of the contractor workers, and that the DOLE Secretary had “lost sight” of distinctions involving the labor law concepts of “control over means and methods,” and “control over results.”

PLDT filed a motion on August 20, 2018 seeking a partial reconsideration of that part of the CA decision, which ordered a remand to the Office of the Regional Director of the DOLE-National Capital Region of the matter of the regularization of individuals performing installation, repair and maintenance, or IRM, services. In its motion, PLDT argued that the fact-finding process contemplated by the Court’s remand order is actually not part of the visitorial power of the DOLE (i.e., the evidence that will need to be assessed cannot be gleaned in the ‘normal course’ of a labor inspection) and is therefore, outside the jurisdiction of the DOLE Secretary.

PLDT also questioned that part of the CA ruling which seems to conclude that all IRM jobs are “regular or core functions of PLDT.” It argued that the law recognizes that some work of this nature can be project-based or seasonal in nature. Instead of the DOLE, PLDT suggested that the National Labor Relations Commission – a tribunal with better fact-finding powers – take over from the DOLE to determine whether the jobs are in fact IRM, and if so, whether they are “regular” or can be considered project-based or seasonal.

Both adverse parties, the PLDT rank-and-file labor union Manggagawa sa Komunikasyon ng Pilipinas, or MKP, and the DOLE filed Motions for Reconsideration.

The CA issued a Resolution on February 14, 2019 denying all Motions for Reconsideration and upheld its July 31, 2018 Decision. After filing a Motion for Extension of Time on March 7, 2019, PLDT filed on April 5, 2019 a Petition for Review with the Supreme Court, questioning only one aspect of the CA decision i.e. its order remanding to the DOLE the determination of which jobs fall within the scope of “installation, repair and maintenance,” without however a qualification as to the “project” or “seasonal” nature of those engagements. The Supreme Court has consolidated PLDT’s Petition with the separate Petitions for Review filed by the DOLE and MKP. PLDT submitted on February 17, 2020 its Comment on the Petitions for Review filed by the DOLE Secretary and MKP. PLDT also received the Comment filed by MKP and the DOLE Secretary dated January 13, 2020 and September 3, 2020, respectively. PLDT filed on September 10, 2020 a Motion for Leave and for Time to File a Consolidated Reply (re: MKP’s Comment dated January 13, 2020 and DOLE Secretary’s Comment dated September 3, 2020). PLDT filed on December 23, 2020 its Reply to the Comment submitted by MKP and the DOLE Secretary. PLDT received DOLE’s Reply dated March 2, 2021 on March 11, 2021.

On March 20, 2024, we received the Supreme Court's Decision dated February 14, 2024, dismissing PLDT’s, DOLE’s and MKP’s petitions and affirming the Court of Appeal’s July 31, 2018 Resolution.

The Supreme Court affirmed the Court of Appeals' modification of the DOLE Secretary's Resolution and set aside the orders to regularize the workers of PLDT's service contractors, except those performing “installation, repair and maintenance” services, who may be declared regular employees of PLDT subject to various terms of the remand of the SAVE proceedings to the DOLE NCR Regional Office.

For clarity, the Supreme Court remanded the case to the Office of the Regional Director of the DOLE – NCR and ordered the said office to: (a) review and properly determine the effects of the regularization of the workers performing installation, repair, and maintenance services; (b) review, compute, and properly determine, the monetary award on the labor standards violation, to which PLDT, and the concerned contractors are solidarily liable; and (c) conduct further appropriate proceedings, consistent with the February 14, 2024 Decision.

On April 4, 2024, we filed PLDT’s Motion for Partial Reconsideration of even date and on April 16, 2024, PLDT received a copy of MKP’s Motion for Partial Reconsideration. To date, the Motions for Partial Reconsideration are pending resolution before the Supreme Court.

Attys. Baquiran and Tecson vs. NTC, et al.

This is a Petition for Mandamus filed on October 23, 2018 by Attys. Joseph Lemuel Baligod Baquiran and Ferdinand C. Tecson against the Respondents NTC, the PCC, Liberty, BellTel, Globe, PLDT and Smart. Briefly, the case involves the 700 MHz frequency, among others, or Subject Frequencies, that was originally assigned to Liberty and which eventually became subject of the Co-Use Agreement between Globe, on the one hand, and PLDT and Smart, on the other, or the Co-Use Agreement.

The Petition prayed that: (a) a Temporary Restraining Order, or TRO, /Writ of Preliminary Injunction, or WPI, be issued to enjoin and restrain Globe, PLDT and Smart from utilizing and monopolizing the Subject Frequencies and the NTC from bidding out or awarding the frequencies returned by PLDT, Smart and Globe; (b) the NTC’s conditional assignment of the Subject Frequencies be declared unconstitutional, illegal and void; (c) alternatively, Liberty and its successors-in-interest be divested of the Subject Frequencies and the same be reverted to the State; (d) Liberty be declared to have transgressed Section 11 (1), Article XVI of the Constitution; (e) Liberty and its parent company be declared to have contravened paragraph 2 of Section 10, Article XII of the 1987 Constitution; (f) Liberty’s assignment of the Subject Frequencies to BellTel be declared illegal and void; (g) the Co-Use Agreement be declared invalid; (h) the NTC be found to have unlawfully neglected the performance of its positive duties; (i) the PCC be found to have unlawfully neglected the performance of its positive duties; (j) a Writ of Mandamus be issued commanding the NTC to revoke the Co-Use Agreement, recall the Subject Frequencies in favor of the State, and make the same available to the best qualified telecommunication players; (k) a Writ of Mandamus be issued commanding the PCC to conduct a full review of PLDT’s and Globe’s acquisition of all issued and outstanding shares of Vega Telecom; (l) an Investigation of NTC be ordered for possible violation of Section 3 (e) of Republic Act No. 3019 and other applicable laws; and (m) the said TRO/WPI be made permanent.

Essentially, petitioners contend that the NTC’s assignments of the Subject Frequencies of Liberty were void for failing to comply with Section 4 (c) of Republic Act No. 7925 which essentially states that “the radio frequency spectrum is a scarce public resource xxx.” Even assuming the assignments were valid, Liberty should be deemed divested of the same by operation of law (with the Subject Frequencies reverted to the State), considering that it underutilized or never utilized the Subject Frequencies in violation of the terms and conditions of the assignments. Assuming further that the NTC’s assignments of the Subject Frequencies were valid and that Liberty was not divested of the same by operation of law, still, Liberty did not validly assign the Subject Frequencies to BellTel because of the absence of Congressional approval. Petitioners conclude that since the assignments of the Subject Frequencies from the NTC to Liberty, and from Liberty to BellTel, were all illegal and void, it follows that the Subject Frequencies could not serve as the object of the Co-Use Agreement between PLDT, Smart and Globe.

PLDT filed on November 23, 2018 an Entry of Appearance on behalf of PLDT and Smart. PLDT and Smart filed their Comment on January 17, 2019. Essentially, the Comment raised the following arguments: first, that the requisites for judicial review and for a mandamus petition are lacking; second, that there was no need for Liberty to obtain prior Congressional approval before it assigned the Subject Frequencies to BellTel; and third, that the Co-Use Agreement is valid and approved by the NTC, and did not violate the Constitution or any laws.

PLDT received a copy of BellTel’s Comment/Opposition dated January 10, 2019 on January 15, 2019. PLDT received a copy of Globe Telecom, Inc.’s, or Globe’s Comment/Opposition dated January 21, 2019 on February 12, 2019. In a Resolution dated March 19, 2019, the Supreme Court noted the aforesaid filings. As at the date of the report, however, PLDT has not received any pleadings from the OSG on behalf of the public respondents.

The Supreme Court issued on June 18, 2019 a Resolution consolidating this case with G.R. No. 230798 (Philippine Competition Commission vs. CA [Twelfth Division] and PLDT; Globe, intervenor) and G.R. No. 234969 (Philippine Competition Commission vs. PLDT and Globe). The consolidated cases were assigned to the Supreme Court Division in charge of G.R. No. 230798, the case with the lowest docket number.

On September 17, 2024, PLDT received a Notice of Resolution dated August 6, 2024 issued by the Supreme Court requiring the parties to move in the premises within ten (10) days from notice. PLDT, Liberty Broadcasting and Globe filed their respective compliances.

Notice of Material Breach and Demand for Payment on DITO

PLDT and DITO entered into an agreement in February 2021 for the construction of a transmission facility that served as the point of interconnection for their subscribers. Under the agreement, PLDT established and managed the interconnection facility that operated as the primary physical interface for both companies. The planned facility was completed in March 2021.

PLDT served on DITO on October 6, 2022 a Notice of Material Breach and Demand for Payment due to DITO's refusal to pay the outstanding balance of Php430 million for contracted services provided by PLDT in relation to the building and provisioning of transmission facilities used by DITO to deliver telecommunication services to its subscribers. Upon DITO’s request, PLDT agreed to limit the scope of work, the resulting in a reduction of the outstanding balance to Php280 million, which will be payable in three tranches. To date, DITO has only paid the first and second tranche amounting to Php168 million, with a remaining balance of Php112 million.

Meanwhile, DITO filed a petition with the NTC on September 22, 2021 seeking the latter’s intervention in directing Smart to grant DITO’s request for additional capacity for interconnection. In response, Smart filed an answer on October 4, 2021 stating that the petition should be denied for DITO’s failure to prevent, detect, or block International Simple Resale, or ISR,/Bypass Traffic emanating from its network and DITO’s failure to set up an effective fraud management system; and requesting for compensation for losses incurred due to these ISR/ bypass activities, in violation of its Interconnection Agreement with Smart, the provisions of R.A. No. 7925, and NTC MC No. 14-07-2000. The NTC facilitated mediation conferences on November 5, 2021, November 18, 2021, February 4, 2022, and February 16, 2022. On March 6, 2024, Smart filed a Manifestation informing the NTC that Smart already provided additional capacity for interconnection to DITO, and that Smart and DITO executed a memorandum of agreement on bypass activities. On May 9, 2024, Smart filed a Motion to Dismiss in light of the aforementioned supervening events.

Following news reports on August 8, 2022 that DITO had filed a complaint with the PCC against Globe and Smart involving the same issue pending with the NTC on ISR, Smart received a subpoena duces tecum dated December 7, 2022 (“December Subpoena”) from the PCC Competition Enforcement Office in relation to an ongoing full administrative investigation involving the telecommunications industry. The subpoena notified Smart that it was the subject of ongoing investigation pursuant to Section 2.9 of the 2017 PCC Rules of Procedure, involving allegations of violations by Smart of Section 14(b)(1), 15(b), 15(c) and 15(i) of the Philippine Competition Act. Smart was directed to submit its corporate documents, documents and information pertaining to its operations as a PTE and its relationship with other PTEs, and documents and information on ISR. to the PCC on January 23, 2023, followed by the submission of a supplemental submission on January 27, 2023. On May 26, 2023, Smart received a subpoena ad testificandum from the PCC directing duly authorized representative(s) knowledgeable on: (i) Smart’s operations, including but not limited to interconnection with other public telecommunications entities, products and services offered, and corporate structure; and (ii) submitted documents in relation to the December Subpoena, to appear before the PCC Enforcement Office on June 8, 2023. Accordingly, Smart representatives appeared before the PCC on the said date for the clarificatory hearing. On July 4, 2023, Smart received a PCC Resolution setting another hearing and requiring Smart's representatives to appear and address pending matters on competitor information, market distinction between postpaid and prepaid services, network coverage, interconnection agreements, clarificatory questions on documents already submitted, and other related matters. Accordingly, representatives attended the clarificatory hearings before the PCC on July 20 and November 20, 2023. On January 19, 2024, DITO informed Smart that it had signed the Memorandum of Agreement (Cooperation Against Bypass Activity) and provided a fully-signed copy on said date. On March 2, 2024, Smart filed a Manifestation informing the PCC-Competition Enforcement Office (PCC-CEO) that an agreement had been reached with DITO on bypass activities and that DITO acknowledged its ISR liabilities for 2021 to August 2023. Smart filed another Manifestation on March 8, 2024, informing the PCC-CEO that it granted DITO additional capacity for interconnection following the execution of the agreement on bypass activities. Smart has not received any subsequent order or resolution from the PCC.

Class Action Suit Against PLDT

On February 6, 2023, Sophia Olsson, an investor in PLDT American Depositary Shares (“ADSs”), filed a putative class action in the United States District Court for the Central District of California (the “Court”) against PLDT and certain current and former directors and officers on behalf of herself and all other persons similarly situated who purchased or otherwise acquired ADSs between January 1, 2019 and December 19, 2022 (“U.S. Class Action”). On April 7, 2023, Ms. Olsson and another individual, Kevin Douglas, submitted separate motions to the Court to serve as lead plaintiff in the U.S. Class Action. On May 1, 2023, the Court granted Mr. Douglas’s (“Plaintiff”) motion to serve as the lead plaintiff.

On July 7, 2023, Plaintiff filed an amended complaint. The amended complaint alleges that PLDT and certain of its current and former directors and officers made materially false and misleading statements regarding PLDT’s capital expenditures and internal controls (among other matters) during the period April 23, 2020 through December 19, 2022. On October 10, 2023, PLDT and defendants Manuel V. Pangilinan, Alfredo S. Panlilio, and Marilyn A. Victorio-Aquino (together, “Defendants”) moved for dismissal of the amended complaint in its entirety.

On December 1, 2023, Defendants and Plaintiff notified the Court that they had reached an agreement in principle to settle the U.S. Class Action. The notification indicated that, accordingly, Defendants and Plaintiff jointly sought to vacate the schedule for further briefing on PLDT’s pending motion to dismiss to allow the parties to finalize the settlement. On
December 4, 2023, the Court granted the request to vacate the briefing schedule.

On February 16, 2024, PLDT entered into a Stipulation of Settlement to resolve the U.S. Class Action, and on the same day Plaintiff submitted a motion seeking preliminary approval of the proposed settlement. Under the proposed settlement, which is subject to approval by the Court following notice to the settlement class, the settlement class will receive payment of a settlement amount of $3,000,000. The proposed settlement agreement contains no admission of liability, fault or wrongdoing by the Company or any of the named defendants. On March 7, 2024, the Court entered an order preliminarily approving the proposed settlement and scheduling a hearing for August 5, 2024 to determine whether to finally approve the settlement.

On June 6, 2024, the Court rescheduled the final approval hearing from August 5, 2024 to August 9, 2024. On
August 9, 2024, following Plaintiff’s filing of a motion for final approval of the settlement (together with other motions relating to Plaintiff’s proposed plan for allocating settlement proceeds, attorneys’ fees for counsel for the class, litigation expenses and an award for Plaintiff), the Court held a hearing to address whether to grant final approval of the settlement. After counsel for the class orally presented these motions, the Court reserved judgment.

On September 17, 2024, the Court granted final approval to PLDT’s case-ending settlement of securities class action litigation. The Judgment and Order of the Court provides that the Court will retain jurisdiction over (among other matters) implementation of the settlement and the distribution and disposition of the settlement fund. There is a 30-day period to appeal but any such appeal by a class member on the Plan of Allocation or the amount of attorney's fees will not affect the finality of the Judgment and Order as to the approval of the Settlement vis-a-vis PLDT and the individual defendants. Given that the 30-day period expired with no appeal on record, the case is now considered closed and terminated.

Other disclosures required by IAS 37, Provisions, Contingent Liabilities and Contingent Assets, were not provided as it may prejudice our position in ongoing claims, litigations and assessments. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Provision for legal contingencies and tax assessments.